Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Activity in Stock Option Plan

A summary of the activity in the stock option plan is as follows.

	2012		2011
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	29,500	$25.42	29,500	$25.42
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	(19,500)	20.50	—	—

Outstanding at end of year	10,000	$35.00	29,500	$25.42

Options exercisable at year-end	10,000	$35.00	29,500	$25.42

Summary of Stock Options Outstanding

Options outstanding at year-end 2012 were as follows.

	Outstanding
		Weighted
		Average	Weighted
		Remaining	Average
		Contractual	Exercise
Exercise price	Number	Life	Price
$35.00	10,000	3.5 mos.	35.00

Outstanding at year-end	10,000	3.5 mos.	$35.00